TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES:
Schedule of Trade and Other Receivables

As at	December 31, 2023	December 31, 2022
Trade receivables from doré and concentrate sales	$19,970	$23,977
Advances and other receivables	5,189	7,443
Value added tax receivables	44,370	36,745
Trade and other receivables	$69,529	$68,165